Accounts receivable and other receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable and other receivables

Note 3 - Accounts receivable and other receivables

The Company’s accounts and other receivable are recorded at amortized cost. The accounts and other receivables balance consists of the following:

	June 30,	December 31,
	2025	2024
Accounts receivable	$2,638,591	$5,611,980
Other receivables	15,456	934
Total	2,654,047	5,612,914
Allowance for doubtful accounts	(164,512)	(84,088)
Total accounts and other receivables, net	$2,489,535	$5,528,826

The Company’s June 30, 2025 aging of accounts receivable is as follows:

1-30 Days	$2,450,239
31-60 Days	61,482
61-90 Days	24,606
91+ Days	117,720
Total accounts receivables	$2,654,047

The Company’s December 31, 2024 aging of accounts receivable is as follows:

1-30 Days	$5,481,279
31-60 Days	25,670
61-90 Days	21,986
91-180 Days	83,979
Total accounts receivables	$5,612,914

REDCLOUD HOLDINGS PLC

NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 3 - Accounts receivables and other receivables

The Company’s accounts and other receivable are recorded at amortized cost. The accounts and other receivables balance at December 31, 2024, consists of the following:

	December 31,	December 31,
	2024	2023
Accounts receivable	$5,611,980	$1,592,318
Other receivables	934	23,849
Total	5,612,914	1,616,167
Allowance for doubtful accounts	(84,088)	-
Total accounts receivables and other receivables, net	$5,528,826	$1,616,167

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 3 - Accounts receivables and other receivables (continued)

Changes in allowance for doubtful accounts in the year ended December 31, 2024, relate to establishing an additional allowance for expected credit losses. The Company has no amounts written-off that are still subject to collection enforcement activity at December 31, 2024. The Company’s December 31, 2024, aging of accounts receivable is as follows:

1-30 Days	$5,481,279
31-60 Days	25,670
61-90 Days	21,986
91-120 Days	5,998
121+ Days	77,981
Total accounts receivables	$5,612,914

The Company’s December 31, 2023 aging of accounts receivable is as follows:

1-30 Days	$1,526,461
31-60 Days	22,116
61-90 Days	53,071
91-120 Days	5,121
121+ Days	9,398
Total accounts receivables	$1,616,167

A continuity schedule of the allowance for expected credit losses for the years ended December 31, 2024, and 2023 is as follows:

	December 31,	December 31,
	2024	2023
Balance at January 1	$	$(9,097)
Current period additions for expected credit losses	-	(259,052)
Write-offs charges against allowance	(84,088)	268,149
Recoveries collected	-	-
Foreign exchange impacts	-	-
Balance at December 31	$(84,088)	$-